Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	23,000,000	23,000,000
Treasury stock, shares	778,821	745,090
Unearned compensation, ESOP	579,600	621,000
Unearned compensation, restricted shares	103,810	119,055